INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net investment hedges	$ 5	$ 13	$ (2)
Cash flow hedges	7	(5)	1
Pension plan actuarial changes	12	(4)	(1)
Total deferred tax expense (recovery) in other comprehensive income	$ 24	$ 4	$ (2)